Share-Based Payment - Schedule of Option Activity and Weighted Average Exercise Price (Details) - Options incentive Plan [Member]	12 Months Ended
	Jun. 30, 2025 $ / shares	Jun. 30, 2024 $ / shares
Schedule of Option Activity and Weighted Average Exercise Price [Line Items]
Number of options, At the beginning of the year	7,345,795	1,791,000
W.A. Exercise price, At the beginning of the year	$ 11.83	$ 15.79
Number of options, Granted during the year		5,631,894
W.A. Exercise price, Granted during the year		$ 10.55
Number of options, Cancelled or expired during the year		(570)
W.A. Exercise price, Cancelled or expired during the year		$ 10.07
Number of options, Exercised during the year		(76,529)
W.A. Exercise price, Exercised during the year		$ 10.73
Number of options, Loss of control	(7,345,795)
W.A. Exercise price, Loss of control	$ 11.83
Number of options, Effective at the end of the year		7,345,795
W.A. Exercise price, Effective at the end of the year		$ 11.83